Share Capital and Warrants - Summary of Issued and Outstanding (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2021 shares
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested	50,000